Basis of presentation - Summary of Foreign Exchange Rates (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Foreign Exchange Rates [Line Items]
Closing foreign exchange rate	0.90498	0.93756	0.88292
Average foreign exchange rate	0.9246	0.94888	0.84495